Employee Benefit Plans (Details 2) (Stock options and stock appreciation rights, USD $)	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Stock options and stock appreciation rights
Weighted average assumptions for award grants
Risk-free interest rate (as a percent)	0.90%	0.80%	1.10%
Expected term	3 years 4 months 24 days	4 years 8 months 12 days	5 years 1 month 6 days
Expected volatility (as a percent)	47.10%	55.10%	51.10%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Estimated fair value per stock option/stock appreciation right granted (in dollars per share)	$ 38.88	$ 48.19	$ 56.08